Critical Accounting Estimates and Judgements	12 Months Ended
Jun. 30, 2024
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Critical Accounting Estimates and Judgements	Critical accounting estimates and judgements
The preparation of the financial statements in conformity with IFRS requires the group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as well as disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Key accounting estimates and assumptions applied:
•Estimate of taxation – note 11
•Recognition of deferred tax asset – note 11 and 13
•Valuation of cash generating units acquired – note 13
•Fair value of identifiable net assets acquired – note 13
•Estimate of deferred tax rates on acquisition date –     note 13
•Gold mineral reserves and resources – note 14
•Production start date – note 14
•Stripping activities – note 14
•Impairment of assets – note 14
•Depreciation of property, plant and equipment – note 14
•Exploration and evaluation assets – note 14
•Provision for stock obsolescence – note 21
•Estimate of exposure and liabilities with regard to rehabilitation costs – note 24
•Estimate of provision for silicosis settlement – note 25
•Leases – note 26
•Valuation of contingent consideration liability – note 27
•Streaming contract liability – note 29
•Assessment of contingencies – note 36
•Valuation of derivative financial instruments – note 37.

Other accounting estimates and assumptions applied:
•Valuation of interest in associate – note 19
•Estimate of employee benefit liabilities – note 25
•Fair value of share-based payments – note 34.